SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 2,637,156
Exercise of share options	5,548
Reclassification of vesting of restricted share units	32,548
Ending balance	$ 2,675,252
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	363,822,069
Exercise of share option (in shares) | shares	1,045,392
Reclassification of vesting of restricted share units (in shares) | shares	1,473,942
Ending balance (in shares) | shares	366,341,403
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 36
Exercise of share options	0
Reclassification of vesting of restricted share units	1
Ending balance	37
Share premium
Share Capital [Roll Forward]
Beginning balance	2,637,120
Exercise of share options	5,548
Reclassification of vesting of restricted share units	32,547
Ending balance	$ 2,675,215